Lowenstein Sandler PC
Attorneys at Law
65 Livingston Avenue
Roseland, New Jersey 07068
July 30, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Liberator Medical Holdings, Inc. (the “Company”) Registration Statement on Form S-1
Ladies and Gentlemen:
     Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a conformed copy of the Registration Statement on Form S-1 (the “Registration Statement”) covering the registration of the sale by the selling securityholders identified in the Registration Statement of up to 9,100,000 shares of common stock, $.001 par value, of the Company (“Common Stock”), including an aggregate of 4,375,000 shares of Common Stock currently which are issuable upon conversion of an outstanding convertible note and an aggregate of 4,725,000 shares of Common Stock which are issuable upon exercise of certain warrants currently outstanding. We understand that the required filing fee of $324 was transferred to the Securities and Exchange Commission’s account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T today. Manually executed signature pages and consents have been executed prior to the time of this electronic filing.

Very truly yours,
/s/ Anita L. Chapdelaine
Anita L. Chapdelaine